JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.2%
Aerospace & Defense — 2.5%
Boeing Co. (The)
2.70%, 2/1/2027	15,000	14,744
3.60%, 5/1/2034	198,000	180,633
3.25%, 2/1/2035	2,000	1,752
3.38%, 6/15/2046	36,000	25,820
3.83%, 3/1/2059	23,000	16,229
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	50,811
General Dynamics Corp.
2.63%, 11/15/2027	4,000	3,917
3.75%, 5/15/2028	2,000	2,003
4.25%, 4/1/2040	53,000	49,249
2.85%, 6/1/2041	2,000	1,522
3.60%, 11/15/2042	34,000	28,063
4.25%, 4/1/2050	12,000	10,384
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	100,969
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	118,881
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	26,663
5.72%, 6/1/2040 (a)	54,000	58,358
4.15%, 6/15/2053	48,000	39,111
5.90%, 11/15/2063	32,000	33,750
Northrop Grumman Corp.
3.25%, 1/15/2028	35,000	34,494
4.60%, 2/1/2029	2,000	2,037
3.85%, 4/15/2045	44,000	35,894
4.03%, 10/15/2047	41,000	33,571
RTX Corp.
4.13%, 11/16/2028	52,000	52,188
1.90%, 9/1/2031	3,000	2,640
4.45%, 11/16/2038	40,000	38,014
Textron, Inc. 3.38%, 3/1/2028	35,000	34,407
		996,104
Air Freight & Logistics — 0.5%
FedEx Corp.
4.25%, 5/15/2030	41,000	41,328
3.25%, 5/15/2041	7,000	5,272
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	25,055
United Parcel Service, Inc.
3.40%, 3/15/2029	17,000	16,755
2.50%, 9/1/2029	14,000	13,300
4.25%, 3/15/2049	77,000	64,819
5.30%, 4/1/2050	18,000	17,630
5.60%, 5/22/2064	8,000	7,883
		192,042
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. 4.40%, 10/1/2046	30,000	24,466

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,661
Lear Corp. 3.50%, 5/30/2030	28,000	26,892
		59,019
Automobiles — 1.0%
Ford Motor Co.
4.35%, 12/8/2026	70,000	69,810
6.63%, 10/1/2028	7,000	7,421
9.63%, 4/22/2030	35,000	40,652
7.45%, 7/16/2031	18,000	19,933
3.25%, 2/12/2032	17,000	14,951
6.10%, 8/19/2032	28,000	28,862
4.75%, 1/15/2043	64,000	51,529
General Motors Co.
5.00%, 4/1/2035	15,000	14,847
5.40%, 4/1/2048	10,000	9,191
5.95%, 4/1/2049	58,000	56,916
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	27,526
Toyota Motor Corp. (Japan)
5.12%, 7/13/2028	2,000	2,062
3.67%, 7/20/2028	51,000	50,898
5.12%, 7/13/2033	2,000	2,094
		396,692
Banks — 16.3%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	186,235
Bank of America Corp.
Series L, 4.18%, 11/25/2027	68,000	68,094
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	258,000	253,463
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	14,000	13,833
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (b)	5,000	4,990
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (b)	31,000	31,169
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	68,000	65,869
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	187,000	174,800
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	215,000	198,026
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	13,000	11,665
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	40,000	35,220
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	86,000	81,336
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	13,000	9,780
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	27,207
(SOFR + 1.56%), 2.97%, 7/21/2052 (b)	36,000	24,204
Bank of Montreal (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	65,000	58,495
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	2,000	2,062
4.85%, 2/1/2030	45,000	46,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	97,000	94,746
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	202,000	184,359

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	61,000	61,504
6.09%, 10/3/2033	48,000	52,477
Citibank NA 5.49%, 12/4/2026	250,000	253,465
Citigroup, Inc.
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	20,000	20,163
4.13%, 7/25/2028	9,000	9,002
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	167,000	159,375
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	132,000	123,668
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	173,000	173,331
6.63%, 6/15/2032	36,000	40,069
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	7,000	6,285
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	4,000	3,567
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (b)	22,000	22,227
4.75%, 5/18/2046	23,000	20,511
(SOFR + 1.75%), 5.61%, 3/4/2056 (b)	13,000	13,241
Citizens Financial Group, Inc.
2.64%, 9/30/2032	67,000	57,761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	13,232
Comerica, Inc. 4.00%, 2/1/2029	50,000	49,512
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	139,000	140,901
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	111,000	115,565
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	9,000	9,120
8.25%, 3/1/2038	35,000	43,351
First Citizens BancShares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.25%, 3/12/2040 (b)	6,000	6,118
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	189,953
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	282,556
6.80%, 6/1/2038	149,000	167,421
6.10%, 1/14/2042	14,000	15,312
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	31,000	32,563
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	48,000	41,556
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	6,004
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	200,000	197,963
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (b)	40,000	40,781
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	42,000	42,050
3.74%, 3/7/2029	128,000	126,895
4.15%, 3/7/2039	40,000	37,764
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	200,000	190,294
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	3,000	2,967
3.45%, 4/23/2029	175,000	172,413
Regions Financial Corp.
1.80%, 8/12/2028	10,000	9,418

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
7.38%, 12/10/2037	7,000	8,105
Royal Bank of Canada (Canada)
5.00%, 5/2/2033	105,000	108,537
5.15%, 2/1/2034	45,000	47,271
Santander Holdings USA, Inc.
4.40%, 7/13/2027	79,000	79,228
(SOFR + 1.25%), 2.49%, 1/6/2028 (b)	6,000	5,879
(SOFR + 2.36%), 6.50%, 3/9/2029 (b)	53,000	55,239
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 1/11/2027	101,000	100,416
3.35%, 10/18/2027	5,000	4,946
3.54%, 1/17/2028	43,000	42,658
3.94%, 7/19/2028	5,000	5,003
4.31%, 10/16/2028	12,000	12,107
2.14%, 9/23/2030 (c)	16,000	14,485
5.84%, 7/9/2044 (c)	5,000	5,247
(SOFR + 1.78%), 5.80%, 7/8/2046 (b)	18,000	18,554
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	63,000	56,415
3.20%, 3/10/2032	24,000	22,445
4.46%, 6/8/2032	24,000	24,063
Truist Financial Corp.
1.13%, 8/3/2027	30,000	28,648
(SOFR + 1.44%), 4.87%, 1/26/2029 (b)	26,000	26,391
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	7,000	6,626
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	53,301
US Bancorp
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	29,135
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	55,486
(SOFR + 2.09%), 5.85%, 10/21/2033 (b)	77,000	82,553
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	21,270
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	41,858
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,999
Wells Fargo & Co.
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	17,000	17,148
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	29,028
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	20,000	19,067
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	62,000	58,265
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	22,000	22,496
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	31,000	32,493
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	136,000	143,842
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	242,643
5.38%, 2/7/2035	87,000	92,600
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	14,000	11,055
5.38%, 11/2/2043	106,000	104,341
5.61%, 1/15/2044	34,000	34,250
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	6,000	6,287

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	26,597
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	40,000	36,192
4.42%, 7/24/2039 (c)	38,000	35,603
		6,406,832
Beverages — 1.4%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	45,023
4.90%, 2/1/2046	124,000	116,741
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	12,000	12,275
5.45%, 1/23/2039	1,000	1,048
5.80%, 1/23/2059	34,000	35,471
Coca-Cola Co. (The)
2.13%, 9/6/2029	6,000	5,655
2.25%, 1/5/2032	18,000	16,339
4.65%, 8/14/2034	3,000	3,082
2.75%, 6/1/2060	2,000	1,206
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	63,660
2.25%, 8/1/2031	2,000	1,774
4.75%, 5/9/2032	13,000	13,125
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,211
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,730
3.35%, 3/15/2051	68,000	45,934
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	22,927
PepsiCo, Inc.
2.75%, 3/19/2030	18,000	17,127
4.45%, 2/15/2033	74,000	75,538
3.50%, 3/19/2040	9,000	7,682
4.88%, 11/1/2040	49,000	48,325
4.25%, 10/22/2044	23,000	20,262
		569,135
Biotechnology — 1.2%
AbbVie, Inc.
4.30%, 5/14/2036	22,000	21,312
5.50%, 3/15/2064	53,000	53,027
Amgen, Inc.
2.45%, 2/21/2030	56,000	52,185
2.00%, 1/15/2032	2,000	1,746
4.20%, 3/1/2033	24,000	23,572
5.25%, 3/2/2033	15,000	15,639
3.15%, 2/21/2040	6,000	4,794
5.65%, 6/15/2042	41,000	42,124
5.60%, 3/2/2043	10,000	10,201
2.77%, 9/1/2053	8,000	4,860
4.40%, 2/22/2062	133,000	106,493

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Biogen, Inc. 3.15%, 5/1/2050	125,000	82,735
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,505
4.15%, 3/1/2047	35,000	29,586
		458,779
Broadline Retail — 0.8%
Amazon.com, Inc.
3.45%, 4/13/2029	24,000	23,731
1.50%, 6/3/2030	93,000	83,914
3.88%, 8/22/2037	140,000	130,024
4.10%, 4/13/2062	51,000	40,327
eBay, Inc. 4.00%, 7/15/2042	59,000	49,204
		327,200
Building Products — 0.3%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	31,487
3.58%, 4/5/2050	6,000	4,500
Masco Corp. 2.00%, 10/1/2030	82,000	73,559
Owens Corning 7.00%, 12/1/2036 (a)	1,000	1,149
		110,695
Capital Markets — 7.3%
Ares Capital Corp. 3.20%, 11/15/2031	22,000	19,512
Ares Management Corp.
6.38%, 11/10/2028	76,000	80,348
5.60%, 10/11/2054	16,000	15,190
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	52,000	51,593
3.00%, 10/30/2028	4,000	3,892
Series J, 1.90%, 1/25/2029	18,000	16,969
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	1,019
1.65%, 1/28/2031	1,000	887
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	34,195
(SOFR + 1.77%), 5.61%, 7/21/2039 (b)	56,000	58,791
BlackRock Funding, Inc. 5.00%, 3/14/2034	6,000	6,217
Blackrock, Inc.
1.90%, 1/28/2031	136,000	122,447
2.10%, 2/25/2032	2,000	1,767
4.75%, 5/25/2033	27,000	27,716
Blackstone Private Credit Fund 6.00%, 11/22/2034	29,000	29,476
Blue Owl Capital Corp.
3.13%, 4/13/2027	42,000	40,952
2.88%, 6/11/2028	53,000	49,995
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,972
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	49,000	42,942
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,626
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	6,208

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,842
1.95%, 12/1/2031	3,000	2,630
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	5,000	5,371
CME Group, Inc.
3.75%, 6/15/2028	2,000	2,001
2.65%, 3/15/2032	12,000	10,982
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	65,000	74,743
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,921
FS KKR Capital Corp.
2.63%, 1/15/2027	3,000	2,911
3.25%, 7/15/2027	22,000	21,217
Goldman Sachs Group, Inc. (The)
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	124,200
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	23,000	23,150
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	100,000	100,199
3.80%, 3/15/2030	132,000	130,224
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	36,000	32,938
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	16,181
6.13%, 2/15/2033	11,000	12,122
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	42,738
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	84,827
6.75%, 10/1/2037	72,000	81,054
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	38,000	34,517
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,559
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,000	792
5.15%, 5/22/2045	14,000	13,330
(SOFR + 1.70%), 5.73%, 1/28/2056 (b)	1,000	1,040
Golub Capital BDC, Inc. 2.05%, 2/15/2027	7,000	6,766
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	67,000	56,604
5.20%, 6/15/2062	63,000	59,264
Jefferies Financial Group, Inc.
4.85%, 1/15/2027	8,000	8,047
6.50%, 1/20/2043	12,000	12,634
Lazard Group LLC 4.38%, 3/11/2029	2,000	2,006
LPL Holdings, Inc. 5.65%, 3/15/2035	15,000	15,379
Marex Group plc (United Kingdom) 5.83%, 5/8/2028	6,000	6,095
Moody's Corp. 3.75%, 2/25/2052	11,000	8,333
Morgan Stanley
3.63%, 1/20/2027	86,000	85,723
3.95%, 4/23/2027	112,000	111,987
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	10,015
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	255,000	253,293
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	29,000	29,978
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	5,000	4,404
7.25%, 4/1/2032	82,000	95,127
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	40,145

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	901
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,766
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	72,000	63,431
(SOFR + 2.62%), 5.30%, 4/20/2037 (b)	2,000	2,049
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	10,576
3.97%, 7/22/2038 (d)	153,000	139,202
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	41,000	41,471
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	32,679
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	64,077
6.88%, 2/1/2029	5,000	5,099
Northern Trust Corp. 3.15%, 5/3/2029	2,000	1,951
S&P Global, Inc.
4.25%, 5/1/2029	14,000	14,084
3.25%, 12/1/2049	79,000	56,715
3.70%, 3/1/2052	63,000	48,619
2.30%, 8/15/2060	4,000	2,079
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	6,000	6,076
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	32,059
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	41,000	37,153
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	2,000	1,889
(SOFR + 1.22%), 4.78%, 10/23/2036 (b)	11,000	11,031
		2,890,910
Chemicals — 1.1%
Albemarle Corp.
4.65%, 6/1/2027	34,000	34,101
5.05%, 6/1/2032	35,000	35,152
Dow Chemical Co. (The) 9.40%, 5/15/2039	48,000	62,682
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	31,669
Ecolab, Inc. 2.13%, 2/1/2032	3,000	2,655
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	90,430
Linde, Inc. 1.10%, 8/10/2030	3,000	2,631
LYB International Finance III LLC 3.80%, 10/1/2060	2,000	1,272
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	1,000	1,061
RPM International, Inc. 3.75%, 3/15/2027	14,000	13,930
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	151,498
Westlake Corp. 3.38%, 8/15/2061	13,000	7,807
		434,888
Commercial Services & Supplies — 0.6%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,928
Republic Services, Inc.
2.38%, 3/15/2033	56,000	49,174
6.20%, 3/1/2040	43,000	47,950
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	3,000	1,865
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	101,074

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,650
4.15%, 4/15/2032	2,000	1,991
2.95%, 6/1/2041	3,000	2,316
2.50%, 11/15/2050	23,000	14,035
		228,983
Communications Equipment — 0.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	91,000	99,225
5.35%, 2/26/2064	3,000	2,912
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	18,274
		120,411
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	43,000	40,406
2.35%, 1/15/2032	53,000	46,911
		87,317
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,682
5.50%, 12/1/2054	10,000	9,932
		11,614
Consumer Finance — 2.4%
Ally Financial, Inc. 2.20%, 11/2/2028	35,000	32,901
American Express Co.
5.85%, 11/5/2027	13,000	13,463
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (b)	70,000	72,288
(SOFR + 2.26%), 4.99%, 5/26/2033 (b)	15,000	15,344
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	15,000	15,676
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	23,000	24,428
4.05%, 12/3/2042	37,000	32,095
American Honda Finance Corp. 2.25%, 1/12/2029	33,000	31,204
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	59,000	61,931
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	38,000	39,157
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	73,394
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	64,000	63,844
1.10%, 9/14/2027	40,000	38,210
General Motors Financial Co., Inc.
5.65%, 1/17/2029	40,000	41,491
3.60%, 6/21/2030	106,000	102,036
6.40%, 1/9/2033	12,000	12,991
5.95%, 4/4/2034	24,000	25,259
John Deere Capital Corp.
4.90%, 3/7/2031	60,000	62,114

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
2.00%, 6/17/2031	6,000	5,384
Synchrony Financial
3.95%, 12/1/2027	55,000	54,543
2.88%, 10/28/2031	7,000	6,262
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	39,219
1.65%, 1/10/2031	94,000	83,255
		946,489
Consumer Staples Distribution & Retail — 1.1%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	31,000	33,726
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	75,675
Kroger Co. (The) 5.40%, 1/15/2049	37,000	35,819
Sysco Corp.
2.45%, 12/14/2031	17,000	15,239
6.60%, 4/1/2050	38,000	42,262
Target Corp. 3.38%, 4/15/2029	179,000	175,792
Walmart, Inc.
1.50%, 9/22/2028	37,000	34,942
7.55%, 2/15/2030	11,000	12,607
5.25%, 9/1/2035	7,000	7,479
		433,541
Containers & Packaging — 0.5%
International Paper Co. 6.00%, 11/15/2041	99,000	102,853
Packaging Corp. of America 3.05%, 10/1/2051	34,000	22,414
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,270
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,210
3.00%, 6/15/2033	32,000	28,620
		178,367
Diversified Consumer Services — 0.3%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,229
Duke University Series 2020, 2.68%, 10/1/2044	5,000	3,723
George Washington University (The)
Series 2014, 4.30%, 9/15/2044	64,000	55,907
4.87%, 9/15/2045	11,000	10,319
Georgetown University (The) Series 20A, 2.94%, 4/1/2050	2,000	1,324
Massachusetts Institute of Technology 5.60%, 7/1/2111	4,000	4,070
Northwestern University Series 2020, 2.64%, 12/1/2050	12,000	7,699
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	4,245
Thomas Jefferson University 3.85%, 11/1/2057	15,000	10,775
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	2,000	1,208
		104,499
Diversified REITs — 0.7%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,992
GLP Capital LP 5.63%, 9/15/2034	11,000	11,146
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	13,440

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
Simon Property Group LP
1.75%, 2/1/2028	7,000	6,692
2.20%, 2/1/2031	85,000	76,893
2.65%, 2/1/2032	105,000	94,824
VICI Properties LP
4.95%, 2/15/2030	39,000	39,485
5.63%, 5/15/2052	2,000	1,879
		266,351
Diversified Telecommunication Services — 2.4%
AT&T, Inc.
3.80%, 2/15/2027	83,000	82,759
2.55%, 12/1/2033	106,000	90,956
6.30%, 1/15/2038	23,000	25,219
6.38%, 3/1/2041	12,000	13,065
4.50%, 3/9/2048	90,000	75,899
3.55%, 9/15/2055	113,000	77,336
3.65%, 9/15/2059	30,000	20,434
3.50%, 2/1/2061	53,000	34,665
Bell Canada (The) (Canada) 4.30%, 7/29/2049	13,000	10,434
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	97,040
Verizon Communications, Inc.
2.10%, 3/22/2028	5,000	4,795
1.50%, 9/18/2030	197,000	173,508
2.36%, 3/15/2032	41,000	36,236
6.40%, 9/15/2033	20,000	22,196
5.40%, 7/2/2037 (e)	25,000	25,571
3.40%, 3/22/2041	152,000	120,094
4.75%, 11/1/2041	22,000	20,229
2.88%, 11/20/2050	2,000	1,264
3.00%, 11/20/2060	5,000	2,991
3.70%, 3/22/2061	23,000	15,973
		950,664
Electric Utilities — 6.5%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	54,383
AEP Transmission Co. LLC
4.25%, 9/15/2048	123,000	102,541
Series M, 3.65%, 4/1/2050	98,000	74,034
Alabama Power Co.
3.94%, 9/1/2032	42,000	40,986
Series A, 4.30%, 7/15/2048	46,000	39,038
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,529
3.50%, 12/1/2049	46,000	33,180
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,805
CenterPoint Energy Houston Electric LLC Series AJ, 4.85%, 10/1/2052	9,000	8,302
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	3,994
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	24,397

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	17,304
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,747
Series C, 2.63%, 3/1/2031	41,000	37,923
3.95%, 3/1/2049	16,000	12,913
Series B, 3.25%, 4/1/2051	114,000	80,611
Duke Energy Carolinas LLC
2.95%, 12/1/2026	54,000	53,562
3.70%, 12/1/2047	36,000	27,856
3.95%, 3/15/2048	14,000	11,278
Duke Energy Corp.
3.75%, 9/1/2046	176,000	135,636
3.95%, 8/15/2047	27,000	21,203
3.50%, 6/15/2051	8,000	5,668
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	15,021
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,579
Edison International
5.75%, 6/15/2027	26,000	26,435
5.25%, 3/15/2032	4,000	4,007
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	3,043
Entergy Corp. 1.90%, 6/15/2028	109,000	103,331
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,903
4.20%, 9/1/2048	49,000	40,275
Evergy, Inc. 2.90%, 9/15/2029	76,000	72,527
Eversource Energy
Series M, 3.30%, 1/15/2028	2,000	1,962
Series R, 1.65%, 8/15/2030	106,000	93,550
3.38%, 3/1/2032	12,000	11,131
5.13%, 5/15/2033	8,000	8,127
Exelon Corp.
2.75%, 3/15/2027	14,000	13,764
4.95%, 6/15/2035	11,000	11,002
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	39,000	40,693
Florida Power & Light Co.
5.69%, 3/1/2040	55,000	58,414
3.95%, 3/1/2048	31,000	25,246
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	29,777
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	88,000	86,458
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,443	43,500
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,710
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	200,612
5.25%, 2/28/2053	14,000	13,181
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	29,000	31,063
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	24,000	23,440
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,299

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	32,000	25,164
4.10%, 11/15/2048	26,000	21,204
3.10%, 9/15/2049	5,000	3,392
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,060
2.10%, 8/1/2027	26,000	25,087
3.00%, 6/15/2028	25,000	24,191
2.50%, 2/1/2031	10,000	9,002
3.25%, 6/1/2031	72,000	66,841
4.50%, 7/1/2040	47,000	41,330
3.30%, 8/1/2040	2,000	1,529
4.45%, 4/15/2042	15,000	12,579
4.95%, 7/1/2050	3,000	2,587
6.75%, 1/15/2053	8,000	8,672
6.70%, 4/1/2053	3,000	3,220
PacifiCorp
7.70%, 11/15/2031	29,000	33,265
5.45%, 2/15/2034	3,000	3,067
6.00%, 1/15/2039	11,000	11,275
4.15%, 2/15/2050	18,000	13,693
3.30%, 3/15/2051	44,000	28,484
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,461
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	49,537
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	46,629
Series 17, 6.25%, 9/1/2037	16,000	17,651
4.05%, 9/15/2049	17,000	13,442
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,663
3.15%, 1/1/2050	63,000	43,830
5.45%, 3/1/2054	33,000	32,895
Southern California Edison Co.
Series D, 4.70%, 6/1/2027	27,000	27,162
6.00%, 1/15/2034	1,000	1,055
Series 08-A, 5.95%, 2/1/2038	2,000	2,059
Series E, 5.45%, 6/1/2052	19,000	17,451
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	12,000	11,384
Union Electric Co. 5.45%, 3/15/2053	5,000	4,895
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	16,226
4.60%, 12/1/2048	112,000	98,088
		2,570,010
Electrical Equipment — 0.3%
Eaton Corp. 3.92%, 9/15/2047	27,000	22,156
Regal Rexnord Corp. 6.40%, 4/15/2033	48,000	51,774

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — continued
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	25,433
2.80%, 8/15/2061	57,000	33,862
		133,225
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.
4.75%, 3/15/2042	116,000	107,818
5.45%, 11/15/2079	13,000	12,020
Vontier Corp. 2.95%, 4/1/2031	22,000	20,131
		139,969
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,899
Halliburton Co. 4.85%, 11/15/2035	10,000	9,951
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	9,834
		28,684
Entertainment — 1.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	26,019
Netflix, Inc.
4.90%, 8/15/2034	74,000	76,672
5.40%, 8/15/2054	58,000	57,635
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,917
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	121,853
3.50%, 5/13/2040	113,000	95,407
4.75%, 11/15/2046	46,000	42,526
		423,029
Financial Services — 1.2%
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	4,082
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,308
Equitable Holdings, Inc.
4.35%, 4/20/2028	25,000	25,104
5.00%, 4/20/2048	11,000	9,980
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,252
3.10%, 3/1/2041	38,000	28,460
Fiserv, Inc.
5.15%, 3/15/2027	50,000	50,471
2.25%, 6/1/2027	38,000	36,886
4.40%, 7/1/2049	10,000	7,974
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,780
4.85%, 3/9/2033	30,000	30,976
3.85%, 3/26/2050	66,000	52,902
National Rural Utilities Cooperative Finance Corp. 1.65%, 6/15/2031	2,000	1,745
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	29,095

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	42,491
5.25%, 6/1/2062	10,000	9,358
Shell International Finance BV
3.88%, 11/13/2028	10,000	10,008
3.13%, 11/7/2049	10,000	6,893
3.00%, 11/26/2051	1,000	665
Visa, Inc. 2.05%, 4/15/2030	64,000	59,309
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	44,000	41,589
		475,328
Food Products — 1.6%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	95,868
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	55,363
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,418
General Mills, Inc. 2.25%, 10/14/2031	6,000	5,340
JBS USA Holding Lux SARL
4.38%, 2/2/2052	4,000	3,154
6.38%, 4/15/2066 (e)	13,000	13,262
Kellanova 3.40%, 11/15/2027	20,000	19,805
Kraft Heinz Foods Co.
3.88%, 5/15/2027	74,000	73,752
5.00%, 7/15/2035	2,000	2,005
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	33,518
2.63%, 9/4/2050	9,000	5,469
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	54,795
6.88%, 5/15/2034	26,000	28,855
Tyson Foods, Inc.
3.55%, 6/2/2027	114,000	113,031
5.10%, 9/28/2048	20,000	18,527
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	100,000	98,874
		628,036
Gas Utilities — 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	16,597
4.13%, 3/15/2049	25,000	20,439
5.75%, 10/15/2052	8,000	8,284
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,917
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	39,000	38,270
5.05%, 5/15/2052	8,000	7,268
Southern California Gas Co.
5.05%, 9/1/2034	22,000	22,543
5.13%, 11/15/2040	67,000	66,481
Series VV, 4.30%, 1/15/2049	35,000	29,220
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,938

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	6,071
Washington Gas Light Co. 3.65%, 9/15/2049	22,000	16,328
		248,356
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 6/15/2052	2,000	1,286
4.45%, 1/15/2053	78,000	67,004
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	71,000	69,431
2.45%, 12/2/2031	24,000	21,561
4.30%, 5/15/2043	7,000	6,140
CSX Corp.
3.95%, 5/1/2050	141,000	111,955
4.65%, 3/1/2068	44,000	36,950
Norfolk Southern Corp.
3.80%, 8/1/2028	90,000	89,677
4.15%, 2/28/2048	34,000	28,225
3.70%, 3/15/2053	9,000	6,663
5.10%, 8/1/2118	36,000	31,941
4.10%, 5/15/2121	3,000	2,136
Ryder System, Inc.
2.85%, 3/1/2027	49,000	48,257
5.30%, 3/15/2027	2,000	2,028
Union Pacific Corp.
4.50%, 9/10/2048	17,000	14,827
3.88%, 2/1/2055	63,000	48,457
		586,538
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
1.15%, 1/30/2028	132,000	125,058
4.75%, 4/15/2043	11,000	10,568
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,572
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,020
2.82%, 5/20/2030	35,000	33,016
4.30%, 8/22/2032	12,000	11,864
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,751
4.70%, 3/1/2049	33,000	30,287
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,771
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	55,972
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,804
Medtronic, Inc. 4.63%, 3/15/2045	10,000	9,249
Smith & Nephew plc (United Kingdom) 5.15%, 3/20/2027	92,000	93,037
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,941
		412,910

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 4.1%
Ascension Health 3.95%, 11/15/2046	25,000	20,850
Cardinal Health, Inc.
3.41%, 6/15/2027	2,000	1,983
4.50%, 11/15/2044	35,000	30,398
Centene Corp.
2.45%, 7/15/2028	58,000	54,009
3.00%, 10/15/2030	28,000	24,981
Cigna Group (The)
2.40%, 3/15/2030	91,000	84,570
4.80%, 8/15/2038	64,000	61,890
5.60%, 2/15/2054	6,000	5,914
CommonSpirit Health
6.07%, 11/1/2027	38,000	39,300
6.46%, 11/1/2052	29,000	31,785
CVS Health Corp.
3.75%, 4/1/2030	66,000	64,429
6.13%, 9/15/2039	11,000	11,608
5.05%, 3/25/2048	79,000	70,970
5.63%, 2/21/2053	140,000	133,540
6.00%, 6/1/2063	5,000	4,935
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	24,017
2.25%, 5/15/2030	41,000	37,741
5.95%, 12/15/2034	16,000	17,198
4.55%, 5/15/2052	58,000	48,750
6.10%, 10/15/2052	10,000	10,430
5.85%, 11/1/2064	20,000	19,841
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	12,000	10,336
HCA, Inc.
5.88%, 2/1/2029	4,000	4,169
4.13%, 6/15/2029	11,000	10,981
5.50%, 6/1/2033	82,000	86,032
5.60%, 4/1/2034	36,000	37,708
5.75%, 3/1/2035	6,000	6,334
5.13%, 6/15/2039	24,000	23,480
5.25%, 6/15/2049	22,000	20,282
3.50%, 7/15/2051	4,000	2,787
4.63%, 3/15/2052	15,000	12,517
6.10%, 4/1/2064	2,000	2,029
Humana, Inc.
2.15%, 2/3/2032	4,000	3,471
4.80%, 3/15/2047	26,000	22,365
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	30,353
Mayo Clinic Series 2013, 4.00%, 11/15/2047	29,000	23,687
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,911
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	6,000	3,859
Novant Health, Inc. 2.64%, 11/1/2036	20,000	16,248
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,195

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	31,393
Quest Diagnostics, Inc. 2.80%, 6/30/2031	84,000	77,683
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,956
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	44,909
4.00%, 5/15/2029	21,000	21,004
2.30%, 5/15/2031	6,000	5,425
4.20%, 5/15/2032	2,000	1,984
5.80%, 3/15/2036	12,000	12,900
6.63%, 11/15/2037	32,000	36,603
3.50%, 8/15/2039	129,000	108,951
2.75%, 5/15/2040	37,000	28,052
4.63%, 11/15/2041	65,000	60,251
3.13%, 5/15/2060	10,000	6,240
6.05%, 2/15/2063	8,000	8,380
5.50%, 4/15/2064	7,000	6,737
5.75%, 7/15/2064	26,000	26,070
		1,627,421
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	103,000	84,624
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	58,415
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,546
Welltower OP LLC 4.95%, 9/1/2048	26,000	24,583
		170,168
Hotels, Restaurants & Leisure — 1.0%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	46,359
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,033
3.25%, 2/15/2030	60,000	57,645
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	3,011
Las Vegas Sands Corp. 3.90%, 8/8/2029	50,000	48,688
Marriott International, Inc.
4.20%, 7/15/2027	43,000	43,140
5.50%, 4/15/2037	7,000	7,234
McDonald's Corp.
3.80%, 4/1/2028	21,000	20,950
4.80%, 8/14/2028	2,000	2,042
2.13%, 3/1/2030	14,000	12,948
4.60%, 9/9/2032	9,000	9,210
3.63%, 5/1/2043	81,000	65,259
5.15%, 9/9/2052	28,000	26,479
Starbucks Corp.
5.00%, 2/15/2034	9,000	9,226
4.50%, 11/15/2048	28,000	23,807
3.35%, 3/12/2050	31,000	21,660
		402,691

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — 0.6%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	91,730
Leggett & Platt, Inc. 3.50%, 11/15/2051	16,000	10,393
Lennar Corp. 4.75%, 11/29/2027	14,000	14,112
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	91,163
Sekisui House US, Inc. 3.97%, 8/6/2061	20,000	13,710
		221,108
Household Products — 0.4%
Colgate-Palmolive Co.
4.60%, 3/1/2028	2,000	2,037
4.00%, 8/15/2045	25,000	21,528
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	20,040
6.63%, 8/1/2037	107,000	125,002
Procter & Gamble Co. (The) 3.50%, 10/25/2047	6,000	4,673
		173,280
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. Series F, 4.95%, 12/15/2046	64,000	58,256
Industrial Conglomerates — 0.4%
3M Co. 3.38%, 3/1/2029	81,000	79,427
Honeywell International, Inc.
5.70%, 3/15/2036	43,000	46,178
5.35%, 3/1/2064	14,000	13,666
		139,271
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,860
3.00%, 4/15/2050	36,000	24,126
		32,986
Insurance — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	12,024
Aflac, Inc. 3.60%, 4/1/2030	78,000	76,770
Allstate Corp. (The) 5.25%, 3/30/2033	21,000	21,901
American International Group, Inc. 3.88%, 1/15/2035	34,000	32,028
Aon Corp. 4.50%, 12/15/2028	9,000	9,118
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,932
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	33,000	32,175
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	24,098
2.85%, 10/15/2050	96,000	63,224
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,715
3.05%, 12/15/2061	34,000	21,364
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,716
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,301
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,621

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
6.00%, 12/7/2033	28,000	29,830
Hartford Insurance Group, Inc. (The) 2.90%, 9/15/2051	39,000	25,495
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	13,414
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,646
5.25%, 1/15/2054	26,000	25,133
Principal Financial Group, Inc. 3.70%, 5/15/2029	33,000	32,474
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	33,764
Prudential Financial, Inc.
6.63%, 12/1/2037	38,000	43,540
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (b)	47,000	47,482
3.94%, 12/7/2049	41,000	32,389
3.70%, 3/13/2051	41,000	31,040
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	17,000	18,076
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	24,760
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	22,000	22,639
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,716
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	66,187
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,702
4.10%, 3/4/2049	15,000	12,373
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	123,374
W R Berkley Corp. 3.15%, 9/30/2061	49,000	30,893
Willis North America, Inc. 3.88%, 9/15/2049	33,000	25,046
		1,065,960
Interactive Media & Services — 0.8%
Alphabet, Inc.
1.10%, 8/15/2030	79,000	69,829
2.25%, 8/15/2060	77,000	41,127
Meta Platforms, Inc.
4.30%, 8/15/2029	2,000	2,031
4.80%, 5/15/2030	56,000	57,839
4.75%, 8/15/2034	70,000	71,238
4.65%, 8/15/2062	25,000	20,958
5.55%, 8/15/2064	73,000	70,608
		333,630
IT Services — 0.3%
DXC Technology Co. 2.38%, 9/15/2028	16,000	15,036
International Business Machines Corp.
6.50%, 1/15/2028	35,000	36,780
5.88%, 11/29/2032	22,000	23,950
7.13%, 12/1/2096	18,000	21,661
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	27,000	21,460
		118,887

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	51,630
5.10%, 4/1/2052	25,000	20,212
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,737
		86,579
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,811
Revvity, Inc. 2.25%, 9/15/2031	23,000	20,300
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	155,000	159,885
		181,996
Machinery — 0.4%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,556
4.75%, 5/15/2064	22,000	19,777
Cummins, Inc. 5.15%, 2/20/2034	44,000	45,779
Deere & Co.
3.75%, 4/15/2050	3,000	2,390
5.70%, 1/19/2055	27,000	28,502
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	6,309
3.36%, 2/15/2050	5,000	3,588
Snap-on, Inc. 4.10%, 3/1/2048	6,000	5,038
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,406
		149,345
Media — 2.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	10,000	9,306
2.80%, 4/1/2031	22,000	19,752
2.30%, 2/1/2032	49,000	42,089
6.65%, 2/1/2034	41,000	43,384
6.38%, 10/23/2035	100,000	103,382
5.38%, 4/1/2038	41,000	38,062
3.50%, 6/1/2041	30,000	21,369
4.40%, 12/1/2061	32,000	21,406
5.50%, 4/1/2063	4,000	3,219
Comcast Corp.
7.05%, 3/15/2033	80,000	91,887
6.55%, 7/1/2039	37,000	41,777
3.25%, 11/1/2039	36,000	28,611
3.75%, 4/1/2040	57,000	47,741
4.00%, 11/1/2049	169,000	127,848
2.89%, 11/1/2051	11,000	6,642
Fox Corp. 5.58%, 1/25/2049	10,000	9,748
Grupo Televisa SAB (Mexico) 6.63%, 1/15/2040	51,000	47,007
Paramount Global
4.95%, 1/15/2031	5,000	4,936

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.20%, 5/19/2032	125,000	116,465
5.25%, 4/1/2044	2,000	1,624
Time Warner Cable LLC 5.50%, 9/1/2041	3,000	2,657
		828,912
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	52,000	56,913
BHP Billiton Finance USA Ltd. (Australia)
5.10%, 9/8/2028	4,000	4,121
5.25%, 9/8/2033	2,000	2,087
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	18,000	18,109
Newmont Corp. 2.60%, 7/15/2032	12,000	10,935
Rio Tinto Alcan, Inc. (Canada) 5.75%, 6/1/2035	37,000	39,763
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,518
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	69,000	69,473
5.13%, 3/9/2053	18,000	17,057
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	15,317
5.88%, 4/23/2045	41,000	42,280
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	31,000	29,902
		308,475
Multi-Utilities — 2.2%
Ameren Corp. 3.50%, 1/15/2031	30,000	28,860
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	50,000	54,675
5.95%, 5/15/2037	43,000	46,704
Black Hills Corp. 6.15%, 5/15/2034	24,000	25,861
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	5,000	4,899
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	10,069
Series 20B, 3.95%, 4/1/2050	49,000	39,116
3.20%, 12/1/2051	64,000	43,475
3.70%, 11/15/2059	51,000	36,381
Consumers Energy Co.
4.63%, 5/15/2033	51,000	51,402
3.95%, 7/15/2047	81,000	65,799
Dominion Energy, Inc.
4.25%, 6/1/2028	9,000	9,027
Series C, 2.25%, 8/15/2031	2,000	1,787
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	55,000	57,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	13,000	13,452
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	43,871
NiSource, Inc.
3.49%, 5/15/2027	22,000	21,830
3.60%, 5/1/2030	11,000	10,697
5.00%, 6/15/2052	13,000	11,746
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	43,871

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	29,902
3.70%, 3/15/2052	1,000	734
Sempra
3.40%, 2/1/2028	39,000	38,408
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	5,000	5,063
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	10,000	8,457
Series 21A, 3.15%, 9/30/2051	33,000	21,753
WEC Energy Group, Inc.
1.38%, 10/15/2027	19,000	18,115
2.20%, 12/15/2028	116,000	109,823
		853,359
Office REITs — 0.5%
Boston Properties LP 2.55%, 4/1/2032	43,000	37,502
COPT Defense Properties LP
2.75%, 4/15/2031	64,000	58,295
2.90%, 12/1/2033	55,000	47,102
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,912
2.50%, 11/15/2032	29,000	24,314
2.65%, 11/15/2033	25,000	20,597
Piedmont Operating Partnership LP 3.15%, 8/15/2030	5,000	4,582
		197,304
Oil, Gas & Consumable Fuels — 6.9%
APA Corp. 6.75%, 2/15/2055	2,000	2,021
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	41,666
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,962
4.23%, 11/6/2028	49,000	49,404
2.72%, 1/12/2032	19,000	17,371
3.00%, 3/17/2052	47,000	30,784
3.38%, 2/8/2061	74,000	49,576
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,646
Canadian Natural Resources Ltd. (Canada)
6.50%, 2/15/2037	17,000	18,570
4.95%, 6/1/2047	22,000	19,508
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	10,044
2.65%, 1/15/2032	41,000	36,525
Cheniere Energy, Inc. 4.63%, 10/15/2028	60,000	60,006
Chevron Corp. 2.24%, 5/11/2030	14,000	13,009
ConocoPhillips Co.
4.70%, 1/15/2030	2,000	2,046
3.80%, 3/15/2052	17,000	12,758
4.03%, 3/15/2062	76,000	56,596
5.70%, 9/15/2063	30,000	29,728

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.65%, 1/15/2065	7,000	6,918
Devon Energy Corp.
5.20%, 9/15/2034	52,000	52,208
5.60%, 7/15/2041	25,000	24,293
5.00%, 6/15/2045	10,000	8,747
Diamondback Energy, Inc.
3.25%, 12/1/2026	26,000	25,789
3.50%, 12/1/2029	4,000	3,878
6.25%, 3/15/2053	4,000	4,110
5.90%, 4/18/2064	31,000	29,861
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	27,327
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	232,000	199,387
Energy Transfer LP
4.95%, 5/15/2028	49,000	49,794
3.75%, 5/15/2030	27,000	26,339
4.90%, 3/15/2035	2,000	1,963
6.10%, 2/15/2042	45,000	45,548
5.40%, 10/1/2047	85,000	77,371
5.95%, 5/15/2054	17,000	16,399
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	40,191
4.90%, 5/15/2046	2,000	1,841
3.95%, 1/31/2060	35,000	26,146
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	35,000	34,938
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	48,000	47,879
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	50,067
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	52,179
Exxon Mobil Corp.
2.44%, 8/16/2029	59,000	56,442
4.23%, 3/19/2040	138,000	127,971
3.10%, 8/16/2049	31,000	21,657
Hess Corp.
7.88%, 10/1/2029	10,000	11,365
5.80%, 4/1/2047	45,000	46,916
MPLX LP
4.25%, 12/1/2027	42,000	42,098
5.00%, 1/15/2033	31,000	31,253
4.50%, 4/15/2038	7,000	6,422
5.20%, 12/1/2047	9,000	8,113
4.95%, 3/14/2052	34,000	28,989
4.90%, 4/15/2058	10,000	8,323
Occidental Petroleum Corp.
8.50%, 7/15/2027	29,000	30,388
5.00%, 8/1/2027	34,000	34,621
4.40%, 4/15/2046	21,000	16,701
4.20%, 3/15/2048	3,000	2,245
ONEOK, Inc.
5.60%, 4/1/2044	5,000	4,757

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.95%, 7/13/2047	34,000	30,160
5.20%, 7/15/2048	70,000	63,766
5.85%, 11/1/2064	7,000	6,691
Phillips 66
3.90%, 3/15/2028	24,000	23,891
4.88%, 11/15/2044	10,000	8,887
Phillips 66 Co.
3.75%, 3/1/2028	2,000	1,987
5.50%, 3/15/2055	6,000	5,592
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.20%, 3/15/2056 (b)	33,000	33,008
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	59,111
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,423
6.50%, 2/15/2053	15,000	15,835
Targa Resources Partners LP
6.88%, 1/15/2029	18,000	18,265
4.88%, 2/1/2031	25,000	25,131
TC PipeLines LP 3.90%, 5/25/2027	31,000	30,872
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	53,000	57,068
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	144,254
3.39%, 6/29/2060	59,000	39,312
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	981
5.85%, 3/15/2036	1,000	1,052
6.20%, 10/15/2037	11,000	11,865
6.10%, 6/1/2040	48,000	50,953
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	131,278
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,420
2.80%, 12/1/2031	7,000	6,413
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	42,140
5.30%, 3/1/2048	2,000	1,739
5.25%, 2/1/2050 (a)	23,000	19,955
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,000	2,010
5.80%, 11/15/2043	14,000	14,136
		2,711,849
Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	61,189
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	98,999
4.65%, 5/15/2033	43,000	43,338

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Kenvue, Inc.
4.90%, 3/22/2033	116,000	118,941
5.10%, 3/22/2043	31,000	30,041
		291,319
Pharmaceuticals — 3.5%
Astrazeneca Finance LLC (United Kingdom) 4.80%, 2/26/2027	114,000	115,342
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	27,648
4.38%, 11/16/2045	18,000	16,146
3.00%, 5/28/2051	20,000	13,813
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	111,414
1.45%, 11/13/2030	13,000	11,531
5.90%, 11/15/2033	30,000	33,058
4.35%, 11/15/2047	13,000	11,230
3.90%, 3/15/2062	12,000	8,885
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	88,820
2.25%, 5/15/2050	131,000	77,479
4.15%, 3/15/2059	33,000	26,612
2.50%, 9/15/2060	43,000	24,205
GlaxoSmithKline Capital plc (United Kingdom) 4.32%, 3/12/2027	2,000	2,014
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	26,000	29,607
Johnson & Johnson
0.95%, 9/1/2027	30,000	28,657
4.38%, 12/5/2033	27,000	27,636
3.55%, 3/1/2036	11,000	10,199
5.95%, 8/15/2037	57,000	64,198
3.40%, 1/15/2038	106,000	94,300
2.45%, 9/1/2060	3,000	1,708
Merck & Co., Inc.
6.50%, 12/1/2033 (a)	8,000	9,128
3.60%, 9/15/2042	80,000	65,678
2.90%, 12/10/2061	128,000	76,864
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,775
Novartis Capital Corp. 4.20%, 9/18/2034	3,000	2,951
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	80,000	76,015
Pfizer, Inc. 4.00%, 12/15/2036	5,000	4,737
Royalty Pharma plc
1.75%, 9/2/2027	41,000	39,372
3.30%, 9/2/2040	66,000	51,765
3.55%, 9/2/2050	17,000	11,952
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,897
Wyeth LLC
6.50%, 2/1/2034	11,000	12,454
6.00%, 2/15/2036	91,000	99,770

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
3.00%, 9/12/2027	41,000	40,366
3.90%, 8/20/2028	26,000	26,003
		1,376,229
Professional Services — 0.5%
Concentrix Corp. 6.85%, 8/2/2033	25,000	24,930
Equifax, Inc. 2.35%, 9/15/2031	151,000	134,561
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	43,342
		202,833
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	2,000	1,368
AvalonBay Communities, Inc.
2.05%, 1/15/2032	23,000	20,265
3.90%, 10/15/2046	8,000	6,484
Camden Property Trust 2.80%, 5/15/2030	60,000	56,726
Essex Portfolio LP 1.70%, 3/1/2028	29,000	27,502
Store Capital LLC 4.50%, 3/15/2028	37,000	37,085
Sun Communities Operating LP 2.30%, 11/1/2028	2,000	1,902
UDR, Inc.
3.00%, 8/15/2031	11,000	10,216
1.90%, 3/15/2033	2,000	1,658
2.10%, 6/15/2033	3,000	2,512
3.10%, 11/1/2034	5,000	4,369
		170,087
Retail REITs — 0.4%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	59,229
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,888
NNN REIT, Inc. 3.10%, 4/15/2050	42,000	27,650
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,946
3.20%, 2/15/2031	29,000	27,518
1.80%, 3/15/2033	24,000	20,017
4.65%, 3/15/2047	10,000	8,976
		157,224
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,982
Applied Materials, Inc. 5.10%, 10/1/2035	42,000	43,711
Broadcom, Inc.
1.95%, 2/15/2028	133,000	127,559
4.11%, 9/15/2028	7,000	7,028
2.45%, 2/15/2031	2,000	1,840
4.15%, 4/15/2032 (e)	2,000	1,974
4.30%, 11/15/2032	2,000	1,988
2.60%, 2/15/2033	30,000	26,689
3.47%, 4/15/2034	24,000	22,162
4.93%, 5/15/2037 (e)	138,000	138,529

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.
1.60%, 8/12/2028	97,000	90,855
3.90%, 3/25/2030	4,000	3,932
4.25%, 12/15/2042	98,000	81,016
5.63%, 2/10/2043	10,000	9,849
5.90%, 2/10/2063	26,000	25,140
KLA Corp. 4.10%, 3/15/2029	86,000	86,331
Micron Technology, Inc.
5.88%, 9/15/2033	48,000	51,224
3.48%, 11/1/2051	13,000	9,215
NVIDIA Corp.
2.85%, 4/1/2030	2,000	1,918
2.00%, 6/15/2031	123,000	111,211
NXP BV (Netherlands)
3.15%, 5/1/2027	18,000	17,746
3.25%, 5/11/2041	42,000	32,055
QUALCOMM, Inc.
1.65%, 5/20/2032	10,000	8,577
4.65%, 5/20/2035	4,000	4,041
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,933
5.00%, 3/14/2053	5,000	4,683
		935,188
Software — 2.2%
Microsoft Corp.
4.10%, 2/6/2037	138,000	135,588
5.20%, 6/1/2039	77,000	81,967
4.50%, 10/1/2040	3,000	2,967
Oracle Corp.
2.30%, 3/25/2028	11,000	10,490
6.25%, 11/9/2032	83,000	88,112
4.30%, 7/8/2034	2,000	1,855
3.85%, 7/15/2036	221,000	190,475
3.80%, 11/15/2037	34,000	28,326
6.50%, 4/15/2038	15,000	15,733
3.60%, 4/1/2050	27,000	17,868
3.85%, 4/1/2060	4,000	2,613
4.10%, 3/25/2061	85,000	57,390
6.13%, 8/3/2065	39,000	36,285
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	143,274
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,978
1.50%, 7/15/2028	2,000	1,891
		857,812
Specialized REITs — 1.1%
American Tower Corp.
1.50%, 1/31/2028	21,000	19,881

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
2.10%, 6/15/2030	108,000	98,143
Crown Castle, Inc.
4.80%, 9/1/2028	48,000	48,642
3.10%, 11/15/2029	12,000	11,447
5.20%, 2/15/2049	32,000	29,224
Equinix, Inc. 3.20%, 11/18/2029	81,000	77,796
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,928
2.35%, 3/15/2032	64,000	55,967
Public Storage Operating Co.
1.95%, 11/9/2028	11,000	10,419
2.25%, 11/9/2031	45,000	40,195
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	35,900
		444,542
Specialty Retail — 1.6%
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	44,200
2.70%, 4/15/2030	212,000	200,924
4.50%, 9/15/2032	13,000	13,227
4.95%, 6/25/2034	2,000	2,059
5.88%, 12/16/2036	20,000	21,855
4.20%, 4/1/2043	46,000	40,416
2.75%, 9/15/2051	11,000	6,929
Lowe's Cos., Inc.
3.10%, 5/3/2027	23,000	22,711
1.30%, 4/15/2028	76,000	71,427
4.05%, 5/3/2047	66,000	52,986
4.45%, 4/1/2062	45,000	35,859
5.85%, 4/1/2063	19,000	19,076
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,985
4.35%, 6/1/2028	44,000	44,366
4.20%, 4/1/2030	19,000	18,974
1.75%, 3/15/2031	3,000	2,631
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	32,806
		632,431
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.
1.20%, 2/8/2028	9,000	8,535
4.15%, 5/10/2030	63,000	63,913
4.30%, 5/10/2033	41,000	41,793
4.50%, 2/23/2036	58,000	59,243
4.65%, 2/23/2046	130,000	121,901
3.75%, 9/12/2047	2,000	1,617
2.55%, 8/20/2060	28,000	16,214
4.10%, 8/8/2062	33,000	26,671

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC
5.30%, 10/1/2029	40,000	41,304
8.10%, 7/15/2036	46,000	56,057
Dell, Inc. 6.50%, 4/15/2038	23,000	24,972
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	72,000	73,977
HP, Inc. 4.00%, 4/15/2029	153,000	151,515
Western Digital Corp.
2.85%, 2/1/2029	43,000	40,889
3.10%, 2/1/2032	12,000	10,992
		739,593
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
3.63%, 5/1/2043	60,000	48,509
3.88%, 11/1/2045	20,000	16,371
		64,880
Tobacco — 1.4%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	13,283
5.95%, 2/14/2049	46,000	46,843
4.45%, 5/6/2050	3,000	2,435
4.00%, 2/4/2061	57,000	41,923
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	98,000	98,596
4.39%, 8/15/2037	3,000	2,777
5.28%, 4/2/2050	69,000	63,072
7.08%, 8/2/2053	6,000	6,877
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	96,790
5.13%, 2/15/2030	94,000	97,443
5.75%, 11/17/2032	54,000	57,934
6.38%, 5/16/2038	8,000	9,002
4.38%, 11/15/2041	21,000	18,821
		555,796
Trading Companies & Distributors — 0.5%
Air Lease Corp.
5.30%, 2/1/2028	17,000	17,301
3.13%, 12/1/2030	40,000	37,167
2.88%, 1/15/2032	43,000	38,623
GATX Corp.
3.50%, 6/1/2032	1,000	934
4.90%, 3/15/2033	41,000	41,255
5.45%, 9/15/2033	7,000	7,287
6.05%, 3/15/2034	42,000	44,980
		187,547

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	9,000	9,042
6.59%, 10/15/2037	3,000	3,432
4.30%, 12/1/2042	3,000	2,636
4.00%, 12/1/2046	29,000	23,819
4.20%, 9/1/2048	6,000	4,964
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	29,170
		73,063
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc. (Canada)
5.00%, 2/15/2029	30,000	30,590
7.50%, 8/15/2038	9,000	10,524
5.45%, 10/1/2043	26,000	24,874
T-Mobile USA, Inc.
3.88%, 4/15/2030	115,000	113,251
3.50%, 4/15/2031	216,000	207,164
5.80%, 9/15/2062	8,000	8,061
Vodafone Group plc (United Kingdom) 5.75%, 2/10/2063	69,000	66,599
		461,063
Total Corporate Bonds (Cost $38,574,546)		38,688,890
Asset-Backed Securities — 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	12,582	12,870
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,312	2,248
Series 2018-1, Class AA, 3.50%, 3/1/2030	18,217	17,571
Total Asset-Backed Securities (Cost $32,230)		32,689
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (f) (g) (Cost $265,892)	265,892	265,892
Total Investments — 99.0% (Cost $38,872,668)		38,987,471
Other Assets in Excess of Liabilities — 1.0%		391,438
NET ASSETS — 100.0%		39,378,909

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $271,365 or 0.69% of the Fund’s
net assets as of November 30, 2025.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$32,689	$—	$32,689
Corporate Bonds	—	38,688,890	—	38,688,890

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$265,892	$—	$—	$265,892
Total Investments in Securities	$265,892	$38,721,579	$—	$38,987,471
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	$138,616	$2,605,947	$2,478,671	$—	$—	$265,892	265,892	$6,595	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.